LOSS PER SHARE (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
Numerator
Loss for the year (basic EPS)		$ (5,908,927)	$ (18,369,045)	$ (11,039,533)	$ (5,865,870)
Denominator
Weighted average number of shares (basic EPS)	[1]	28,098,117	30,478,390	28,098,117	28,098,117
Basic loss attributable to ordinary equity holders of the parent		$ (0.21)	$ (0.60)	$ (0.39)	$ (0.21)

[1]	For the years ended June 30, 2019, and 2018, the six-month transition period ended June 30, 2017 and the year ended Decemeber 31, 2016 diluted EPS was the same as basic EPS as the effect of potential ordinary shares would be antidilutive.